Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	Mitesco, Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0000802257
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	false